Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Foreign currency translation	$ (289.1)	$ (209.2)
Translation gain on net investment hedge, net of income taxes of $11.2 and $2.8, respectively	24.8	10.0
Translation gain (loss) on net investment hedge, taxes	11.2	2.8
Translation loss on long-term intercompany loans	(133.7)	(75.5)
Unrealized gain on investments, net of income taxes of $4.2 and $3.8, respectively	18.6	17.0
Unrealized gain on investments, taxes	4.2	3.8
Defined Benefit Plan Disclosure [Line Items]
Accumulated other comprehensive loss	(426.1)	(286.0)
Defined benefit pension plans, net of income taxes of $(27.8) and $(22.3), respectively
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plans	(50.4)	(32.6)
Defined benefit plans, taxes	(27.8)	(22.3)
Retiree health care plan, net of income taxes of $2.1 and $2.4 in 2016 and 2015, respectively
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plans	3.7	4.3
Defined benefit plans, taxes	$ 2.1	$ 2.4